N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jun. 20, 2025
Amendment Flag	false
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000065160 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.93%
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055033 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.93%
C000055030 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055030 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.93%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)	0.75%	3.28%	1.10%	1.93%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078455 [Member] | C000018620 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund - Class A* (Effective 12/11/24, Franklin Strategic Income Fund was renamed Franklin Core Plus Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.93%